Segment Information And Concentrations (Detail Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 Number	Mar. 31, 2015 Number	Dec. 31, 2015 USD ($)
Concentrations (Textual)
Percentage of concentration risk			10.00%
Major customer definition as per company standards	A major customer is defined as a customer that represents 10% or greater of total sales.	A major customer is defined as a customer that represents 10% or greater of total sales.
Number of customers | Number	2	2
Federally insured limits exist through December 31, 2015 | $			$ 250,000
One major customer [Member]
Concentrations (Textual)
Percentage of concentration risk	62.00%	65.00%
Two customers [Member] | Accounts Receivable [Member]
Concentrations (Textual)
Percentage of concentration risk	32.00%	46.00%